Residual Value Investment in Equipment on Lease	12 Months Ended
Dec. 31, 2014
Residual Value Investment in Equipment on Lease
8. Residual Value Investment in Equipment on Lease

On September 15, 2014, the Partnership entered into a Residual Interest Purchase Agreement with a leasing company to purchase up to $3 million of residual value interests in equipment. The leasing company has entered into a Master Lease Agreement with another party to lease cash handling machines or smart safes under one or more lease schedules with original equipment cost of $20 million (“OEC”) “) and a term of five years from initiation of each lease schedule. In connection with the Master Lease Agreement, the leasing company has entered into a finance arrangement with another third party to finance 85% of the OEC up to an aggregate facility of $17 million and the Partnership has agreed to finance the remaining 15% of the OEC up to an aggregate facility of $3 million. As of December 31, 2014, the Partnership had advanced a total of $2,192,362.

SQN AIF IV, GP LLC [Member]
Residual Value Investment in Equipment on Lease

8. Residual Value Investment in Equipment on Lease

On September 15, 2014, the Fund entered into a Residual Interest Purchase Agreement with a leasing company to purchase up to $3 million of residual value interests in equipment. The leasing company has entered into a Master Lease Agreement with another party to lease cash handling machines or smart safes under one or more lease schedules with original equipment cost of $20 million (“OEC”) “) and a term of five years from initiation of each lease schedule. In connection with the Master Lease Agreement, the leasing company has entered into a finance arrangement with another third party to finance 85% of the OEC up to an aggregate facility of $17 million and the Fund has agreed to finance the remaining 15% of the OEC up to an aggregate facility of $3 million. As of December 31, 2014, the Fund had advanced a total of $2,192,362.